TAXES - Income taxes paid net of refunds received disaggregated by jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES
Amount of income taxes paid net	$ 836,584	$ 1,837,708	$ 2,644,786
PRC
TAXES
Amount of income taxes paid net	$ 836,584	$ 1,837,708	$ 2,644,786